Accumulated other comprehensive income (Tables)	6 Months Ended
Jun. 30, 2013
Accumulated other comprehensive income [Abstract]
Schedule of Accumulated Other Comprehensive Income

The movement of accumulated other comprehensive income is as follows:

Foreign currency translation adjustments

Balance as of December 31, 2012	82,000,020
Other comprehensive income (unaudited)	14,249,738
Balance as of June 30, 2013	96,249,758